Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	¥ 84,987	¥ 1,984
Loans		262,438	251,440
Loans, Loans held for sale		77,506	22,835
Loans, Collateral dependent loans		184,932	228,605
Premises and equipment		35,352	34,326
Intangible assets		19,635	9,402
Other assets		196,058	98,419
Other assets, Investments in equity method investees	[1]	186,284	92,223
Other assets, Other		9,774	6,196
Assets at fair value, Total		598,470	395,571
Private Equity Funds and Limited Partnerships [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		8,866	8,443
Unfunded commitments related to investment securities valued at net asset value		12,242	1,544
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		2,656	3,458
Loans, Collateral dependent loans		2,656	3,458
Other assets		136,528	92,223
Other assets, Investments in equity method investees	[1]	136,528	92,223
Assets at fair value, Total		139,184	95,681
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	80,779
Loans		9,104	8,329
Loans, Collateral dependent loans		9,104	8,329
Other assets		49,756
Other assets, Investments in equity method investees	[1]	49,756
Assets at fair value, Total		139,639	8,329
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	4,208	1,984
Loans		250,678	239,653
Loans, Loans held for sale		77,506	22,835
Loans, Collateral dependent loans		173,172	216,818
Premises and equipment		35,352	34,326
Intangible assets		19,635	9,402
Other assets		9,774	6,196
Other assets, Other		9,774	6,196
Assets at fair value, Total		¥ 319,647	¥ 291,561

[1]	Excludes certain investments valued at net asset value of ¥8,443 million and ¥8,866 million at March 31, 2018 and 2019, respectively. The unfunded commitments related to these investments are ¥1,544 million and ¥12,242 million at March 31, 2018 and 2019, respectively. These investments are in private equity funds and limited partnerships.
[2]	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.